 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/10 is included with this Form.

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2010 (Unaudited)

Shares		Value

Common Stocks — 93.2%

Consumer Discretionary — 18.7%
7,600	AutoZone, Inc. *	$1,739,716
15,600	BorgWarner, Inc. *	820,872
26,000	Buckle, Inc. (The)	690,040
6,500	Buffalo Wild Wings, Inc. *	311,285
4,000	Chipotle Mexican Grill, Inc. *	688,000
22,000	Deckers Outdoor Corp. *	1,099,120
34,000	DIRECTV Class A *	1,415,420
15,500	Dollar Tree, Inc. *	755,780
31,200	Expedia, Inc.	880,152
12,000	Gildan Activewear, Inc. *	337,080
19,500	Guess?, Inc.	792,285
12,000	J. Crew Group, Inc. *	403,440
6,000	Jo-Ann Stores, Inc. *	267,300
35,000	Johnson Controls, Inc.	1,067,500
4,000	LKQ Corp. *	83,200
4,000	Lululemon Athletica, Inc. *	178,880
7,100	National Presto Industries, Inc.	755,937
2,000	Netflix, Inc. *	324,320
3,000	O’Reilly Automotive, Inc. *	159,600
16,000	Panera Bread Co. Class A *	1,417,760
4,000	Peet’s Coffee & Tea, Inc. *	136,920
7,800	Priceline.com, Inc. *	2,717,052
21,000	Shaw Communications, Inc. Class B	462,210
5,300	Strayer Education, Inc.	924,850
4,000	Tim Hortons, Inc.	145,640
28,000	TJX Companies, Inc. (The)	1,249,640
2,000	Tractor Supply Co.	79,320
16,000	TRW Automotive Holdings Corp. *	664,960
1,300	Unifirst Corp.	57,395
19,500	Warnaco Group, Inc. (The) *	997,035
33,800	Yum! Brands, Inc.	1,556,828
		23,179,537
Consumer Staples — 9.8%
3,000	British American Tobacco PLC ADR	224,130
17,800	Casey’s General Stores, Inc.	743,150
18,200	Church & Dwight Co., Inc.	1,181,908
12,800	Corn Products International, Inc.	480,000
10,000	Cott Corp. *	78,500
34,400	Diamond Foods, Inc.	1,410,056
8,000	Energizer Holdings, Inc. *	537,840
32,000	Flowers Foods, Inc.	794,880
16,000	General Mills, Inc.	584,640
76,000	Green Mountain Coffee Roasters, Inc. *	2,370,440
28,000	Hormel Foods Corp.	1,248,800
30,000	J&J Snack Foods Corp.	1,257,900
2,300	Lancaster Colony Corp.	109,250
20,000	TreeHouse Foods, Inc. *	922,000
8,000	Whole Foods Market, Inc. *	296,880
		12,240,374

Shares		Value
Energy — 1.5%
2,800	Core Laboratories N.V.	$246,512
4,000	Enbridge, Inc.	209,200
20,000	QEP Resources, Inc.	602,800
24,000	Southwestern Energy Co. *	802,560
		1,861,072
Financials — 3.5%
28,000	AFLAC, Inc.	1,447,880
4,000	Bank of Montreal	231,000
3,200	BlackRock, Inc.	544,800
11,000	Royal Bank of Canada	573,430
12,000	Stifel Financial Corp. *	555,480
20,000	T. Rowe Price Group, Inc.	1,001,300
		4,353,890
Health Care — 17.8%
12,000	Allergan, Inc.	798,360
2,400	Bio-Rad Laboratories, Inc. Class A *	217,224
24,800	Catalyst Health Solutions, Inc. *	873,208
12,000	Cerner Corp. *	1,007,880
31,600	Computer Programs & Systems, Inc.	1,345,212
4,000	DENTSPLY International, Inc.	127,880
43,000	Edwards Lifesciences Corp. *	2,883,150
31,200	Express Scripts, Inc. *	1,519,440
12,000	Haemonetics Corp. *	702,360
16,000	Henry Schein, Inc. *	937,280
8,000	Hospira, Inc. *	456,080
18,000	Illumina, Inc. *	885,600
2,400	Intuitive Surgical, Inc. *	680,976
5,000	Life Technologies Corp. *	233,450
19,000	Medco Health Solutions, Inc. *	989,140
11,000	MEDNAX, Inc. *	586,300
19,600	Novo Nordisk A/S ADR	1,929,424
23,000	Owens & Minor, Inc.	654,580
49,000	ResMed, Inc. *	1,607,690
14,000	Sirona Dental Systems, Inc. *	504,560
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,213,250
9,000	Thermo Fisher Scientific, Inc. *	430,920
32,000	Thoratec Corp. *	1,183,360
11,000	Volcano Corp. *	285,780
		22,053,104

1

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2010 (Unaudited)

Shares		Value
Industrials — 14.4%
20,000	AMETEK, Inc.	$955,400
24,200	Applied Signal Technology, Inc.	602,096
7,800	C.H. Robinson Worldwide, Inc.	545,376
10,000	Canadian National Railway Co.	640,200
2,000	Copart, Inc. *	65,940
8,000	Cubic Corp.	326,400
23,400	Danaher Corp.	950,274
18,000	Donaldson Co., Inc.	848,340
14,800	Elbit Systems Ltd.	784,844
6,600	HEICO Corp.	301,224
8,000	Hunt (J.B.) Transport Services, Inc.	277,600
20,000	IHS, Inc. Class A *	1,360,000
18,200	ITT Corp.	852,306
12,000	Kansas City Southern *	448,920
9,000	L-3 Communications Holdings, Inc.	650,430
4,000	Lennox International, Inc.	166,760
1,300	Middleby Corp. (The) *	82,407
12,000	Navistar International Corp. *	523,680
8,000	Oshkosh Corp. *	220,000
65,000	Rollins, Inc.	1,519,700
15,600	Roper Industries, Inc.	1,016,808
15,600	Stericycle, Inc. *	1,083,888
8,000	Toro Co. (The)	449,840
15,600	United Technologies Corp.	1,111,188
15,000	URS Corp. *	569,700
9,000	Valmont Industries, Inc.	651,600
2,000	W.W. Grainger, Inc.	238,220
16,000	Waste Connections, Inc. *	634,560
		17,877,701

Shares		Value
Information Technology — 18.2%
28,000	Accenture PLC Class A	$1,189,720
16,000	Acme Packet, Inc. *	607,040
20,000	Advent Software, Inc. *	1,043,800
12,000	Alliance Data Systems Corp. *	783,120
12,000	Amphenol Corp. Class A	587,760
12,000	ANSYS, Inc. *	507,000
32,500	Check Point Software Technologies Ltd. *	1,200,225
44,000	Cognizant Technology Solutions Corp. Class A *	2,836,680
19,500	Dolby Laboratories, Inc. Class A *	1,107,795
9,000	Equinix, Inc. *	921,150
7,000	F5 Networks, Inc. *	726,670
4,000	FactSet Research Systems, Inc.	324,520
900	Google, Inc. Class A *	473,211
48,000	Informatica Corp. *	1,843,680
3,000	MasterCard, Inc. Class A	672,000
6,000	MICROS Systems, Inc. *	253,980
34,000	Open Text Corp. *	1,599,360
68,000	Oracle Corp.	1,825,800
8,000	Rovi Corp. *	403,280
8,000	Salesforce.com, Inc. *	894,400
18,000	Solera Holdings, Inc.	794,880
16,000	SuccessFactors, Inc. *	401,760
26,000	TIBCO Software, Inc. *	461,240
8,000	VMware, Inc. Class A *	679,520
4,000	WebMD Health Corp. *	199,480
7,000	Wright Express Corp. *	249,970
		22,588,041
Materials — 7.6%
13,300	Ball Corp.	782,705
50,000	Crown Holdings, Inc. *	1,433,000
19,200	FMC Corp.	1,313,472
8,100	NewMarket Corp.	920,808
11,700	Praxair, Inc.	1,056,042
10,200	Rock-Tenn Co. Class A	508,062
20,000	Scotts Miracle-Gro Co. (The) Class A	1,034,600
15,600	Sigma-Aldrich Corp.	941,928
32,600	Silgan Holdings, Inc.	1,033,420
12,000	Valspar Corp. (The)	382,200
		9,406,237
Telecommunication Services — 0.2%
3,000	Telefonica S.A. ADR	222,450
Utilities — 1.5%
16,000	ITC Holdings Corp.	996,000
24,000	Questar Corp.	420,720
8,000	Wisconsin Energy Corp.	462,400
		1,879,120

2

■ Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2010 (Unaudited)

	Total Common Stocks And Total Investment Securities — 93.2% (Cost $83,572,724)	$115,661,526

Principal Amount		Value

Short-Term Investments — 6.6%

Repurchase Agreements — 6.6%

$8,200,000	With Morgan Stanley, 0.18%, dated 09/30/10, due 10/01/10, delivery value $8,200,041 (collateralized by $8,200,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $8,415,250)	$8,200,000
	Total Short-Term Investments (Cost $8,200,000)	8,200,000
Cash And Other Assets In Excess Of Liabilities — 0.2%		202,470
Net Assets (1) —100.0%		$124,063,996
Net Asset Value Per Outstanding Share ($124,063,996 ÷ 11,646,250 shares outstanding )		$10.65

*	Non-income producing.
(1)	For federal income tax purposes, the aggregate cost was $91,772,724, aggregate gross unrealized appreciation was $33,523,257, aggregate gross unrealized depreciation was $1,434,455 and the net unrealized appreciation was $32,088,802.
ADR	American Depositary Receipt.

 3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$115,661,526	$0	$0	$115,661,526
Short-Term Investments	0	8,200,000	0	8,200,000
Total Investments in Securities	$115,661,526	$8,200,000	$0	$123,861,526

As of September 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended September 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2010